Boston Partners All-Cap Value Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 4.9%
Alphabet, Inc. - Class A	219,629	$37,106,320
Electronic Arts, Inc.	17,460	2,857,678
Interpublic Group of Cos., Inc. (a)	188,243	5,799,767
Match Group, Inc. (b)	184,714	6,047,536
Omnicom Group, Inc. (a)	64,523	6,763,301
Take-Two Interactive Software, Inc. (b)	83,143	15,662,478
		74,237,080

Consumer Discretionary - 6.4%
AutoZone, Inc. (b)	4,379	13,879,416
Booking Holdings, Inc.	5,357	27,867,007
Harley-Davidson, Inc. (a)	325,321	10,940,545
LKQ Corp.	177,171	6,961,049
NVR, Inc. (b)	3,085	28,491,764
Wyndham Hotels & Resorts, Inc.	99,161	9,735,627
		97,875,408

Consumer Staples - 4.5%
Coca-Cola Europacific Partners PLC	58,419	4,532,146
J M Smucker Co.	68,814	8,105,601
Kenvue, Inc.	369,864	8,906,325
Keurig Dr Pepper, Inc.	319,756	10,440,033
Philip Morris International, Inc.	179,452	23,877,883
Sysco Corp.	159,006	12,260,953
		68,122,941

Energy - 3.9%
BP PLC - ADR	115,063	3,372,497
Canadian Natural Resources Ltd.	219,760	7,432,283
Chord Energy Corp.	58,517	7,462,088
ConocoPhillips	57,118	6,188,164
Exxon Mobil Corp.	59,470	7,015,081
Halliburton Co.	236,386	7,531,258
Phillips 66	41,317	5,535,652
Schlumberger Ltd.	214,668	9,432,512
Shell PLC - ADR	81,711	5,289,970
		59,259,505

Financials - 26.7%
Allstate Corp.	49,097	10,182,227
American International Group, Inc.	310,554	23,875,391
Aon PLC - Class A	22,013	8,618,970
Bank of America Corp.	614,052	29,173,610
Chubb Ltd.	72,163	20,835,623
Citigroup, Inc.	229,877	16,291,383
Corpay, Inc. (b)	92,523	35,267,917
Discover Financial Services	67,966	12,399,037
Fidelity National Information Services, Inc.	118,475	10,105,917
First American Financial Corp.	176,764	12,399,995
Global Payments, Inc.	107,384	12,774,401
Goldman Sachs Group, Inc.	38,476	23,415,339
JPMorgan Chase & Co.	145,929	36,441,390
Loews Corp.	175,768	15,244,359
LPL Financial Holdings, Inc.	46,025	14,965,029
Markel Group, Inc. (b)	11,218	20,000,797
Renaissance Holdings Ltd.	70,179	20,081,721
Shift4 Payments, Inc. - Class A (a)(b)	97,276	11,097,246
Travelers Cos., Inc.	55,309	14,714,406
Visa, Inc. - Class A	73,661	23,209,108
Wells Fargo & Co.	224,630	17,110,067
White Mountains Insurance Group Ltd.	8,503	17,090,945
		405,294,878

Health Care - 17.0%
AbbVie, Inc.	147,980	27,069,982
Amgen, Inc.	56,370	15,945,382
AMN Healthcare Services, Inc. (a)(b)	187,107	4,870,395
Bristol-Myers Squibb Co.	540,924	32,033,519
Cencora, Inc.	63,485	15,969,652
Centene Corp. (b)	208,280	12,496,800
Cigna Group	37,367	12,622,573
Elevance Health, Inc.	24,068	9,794,713
Johnson & Johnson	182,509	28,290,720
Medtronic PLC	316,546	27,393,891
Merck & Co., Inc.	110,702	11,251,751
Sanofi SA - ADR	577,435	27,999,823
UnitedHealth Group, Inc.	36,971	22,559,704
Zimmer Biomet Holdings, Inc.	97,687	10,950,713
		259,249,618

Industrials - 14.6%
Acuity Brands, Inc.	43,842	14,059,691
Allegion PLC	108,897	15,337,053
Allison Transmission Holdings, Inc.	108,264	12,829,284
AMETEK, Inc.	45,358	8,816,688
Beacon Roofing Supply, Inc. (b)	136,562	15,434,237
Curtiss-Wright Corp.	16,474	6,155,181
EnerSys	36,222	3,501,218
Equifax, Inc.	30,228	7,906,436
Expeditors International of Washington, Inc.	107,549	13,082,260
Huron Consulting Group, Inc. (b)	80,378	9,871,222
Landstar System, Inc.	55,393	10,298,667
Masco Corp.	89,984	7,249,111
Middleby Corp. (b)	59,428	8,521,381
Resideo Technologies, Inc. (b)	346,134	9,407,922
Robert Half, Inc. (a)	114,219	8,521,880
Science Applications International Corp.	106,029	13,174,103
Sensata Technologies Holding PLC	233,666	7,510,025
SS&C Technologies Holdings, Inc.	265,770	20,554,652
Textron, Inc.	106,814	9,146,483
Westinghouse Air Brake Technologies Corp.	100,755	20,213,468
		221,590,962

Information Technology - 16.6%
Analog Devices, Inc.	72,216	15,746,699
Applied Materials, Inc.	44,306	7,740,701
Arrow Electronics, Inc. (b)	131,103	15,753,336
CDW Corp.	33,415	5,878,701
Check Point Software Technologies Ltd. (b)	148,616	27,048,112
Cisco Systems, Inc.	322,792	19,112,514
Cognizant Technology Solutions Corp. - Class A (a)	222,640	17,920,294
Flex Ltd. (a)(b)	407,712	15,888,537
Gen Digital, Inc.	131,407	4,053,906
Hewlett Packard Enterprise Co.	230,350	4,888,027
Jabil, Inc.	81,636	11,088,618
KLA Corp.	12,823	8,296,866
Lam Research Corp.	97,859	7,229,823
Microchip Technology, Inc.	276,703	18,862,843
Micron Technology, Inc.	128,058	12,543,281
Nice Ltd. - ADR (a)(b)	52,388	9,557,667
Oracle Corp.	205,338	37,954,676
QUALCOMM, Inc.	42,604	6,754,012
TE Connectivity PLC	37,665	5,691,935
		252,010,548

Materials - 3.1%
Corteva, Inc. (a)	142,981	8,899,137
CRH PLC	313,580	32,069,827
FMC Corp.	103,832	6,135,433
		47,104,397
TOTAL COMMON STOCKS (Cost $850,597,846)		1,484,745,337

SHORT-TERM INVESTMENTS - 5.7%		Value
Investments Purchased with Proceeds from Securities Lending - 5.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.64% (c)	86,420,626	86,420,626
TOTAL SHORT-TERM INVESTMENTS (Cost $86,420,626)		86,420,626

TOTAL INVESTMENTS - 103.4% (Cost $937,018,472)		1,571,165,963
Liabilities in Excess of Other Assets - (3.4)%		(51,057,533)
TOTAL NET ASSETS - 100.0%		$1,520,108,430
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $84,671,911 which represented 5.6% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Boston Partners All-Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,484,745,337	$–	$–	$1,484,745,337
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	86,420,626
Total Investments	$1,484,745,337	$–	$–	$1,571,165,963

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $86,420,626 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.